Lazard Funds Summary Prospectus  May 1, 2018

Before you invest, you may want to review the Portfolio’s Prospectus, which contains more information about the Portfolio and its risks. The Portfolio’s Prospectus and Statement of Additional Information (“SAI”), both dated May 1, 2018 (as revised or supplemented), are incorporated by reference into this Summary Prospectus. You can find the Portfolio’s Prospectus, SAI and other information about the Portfolio online at http://www.lazardassetmanagement.com/us/en_us/funds. You can also get this information at no cost by calling (800) 823-6300 or by sending an e-mail request to Contact.US@Lazard.com.

	Institutional Shares	Open Shares
Lazard Fundamental Long/Short Portfolio	LLSIX	LLSOX

Investment Objective

The Portfolio seeks capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio, a series of The Lazard Funds, Inc. (the “Fund”). Investors transacting in Institutional shares through a financial intermediary acting as a broker in an agency capacity may be required to pay a commission directly to the broker.

	Institutional Shares	Open Shares

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	1.40%	1.40%

Distribution and Service (12b-1) Fees	None	.25%

Other Expenses
Dividend Expenses on Securities Sold Short[1]	1.20%	1.19%
Borrowing Expenses on Securities Sold Short[2]	.71%	.73%
Remainder of Other Expenses	.23%	.27%
Total Other Expenses	2.14%	2.19%

Acquired Fund Fees and Expenses	.08%	.08%

Total Annual Portfolio Operating Expenses[3]	3.62%	3.92%

[1]	When there is a cash dividend declared on a security the Portfolio has borrowed to sell short, the Portfolio pays the lender an amount equal to the dividend and this payment is recorded as an expense.

[2]	Net borrowing expenses on securities sold short, in which the Portfolio may receive income or be charged a fee on the borrowed securities.

[3]

Excluding Dividend and Borrowing Expenses on Securities Sold Short and Acquired Fund Fees and Expenses, the Total Annual Portfolio Operating Expenses are 1.63% and 1.92% of the Portfolio’s Institutional Shares and Open Shares, respectively.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Institutional Shares	$364	$1,109	$1,873	$3,880

Open Shares	$394	$1,195	$2,014	$4,138

R6 Shares	$364	$1,109	$1,873	$3,880

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. For the last fiscal year, the Portfolio’s portfolio turnover rate was 180% of the average value of its portfolio (excluding securities sold short).

Principal Investment Strategies

The Portfolio utilizes a long/short investment strategy through investments in equity securities, principally common stocks, and derivative instruments that provide exposure to such equity securities. Lazard Asset Management LLC’s (the “Investment Manager’s”) approach in managing the Portfolio is based on its bottom-up relative-value philosophy. Generally, the Investment Manager seeks to take long positions by investing in equity securities of companies with strong and/or improving financial productivity that have attractive valuations, and seeks to complement these long positions with short positions in respect of companies viewed by the Investment Manager to possess deteriorating fundamentals, unattractive valuations or other qualities warranting a short position, or those that represent a sector or market hedge. The Portfolio will generally have short positions through selling securities “short” and through investments in derivative instruments, principally swap agreements on individual securities, and may use short positions to seek to increase returns or to reduce risk. The total gross exposure of the Portfolio will typically range from 0% to 200% of the Portfolio’s net asset value (“NAV”) and that the net exposure will typically range from -25% (net short position) to 100% of its NAV. As an example, if the Portfolio’s long investment exposure is 100% of its NAV and its short exposure is 75% of its NAV, the Portfolio would have a net long exposure of 25% of NAV.

Although the Portfolio’s investment focus is US companies, the Portfolio also may invest in non-US companies, including depositary receipts and shares. The Portfolio may invest in companies across the capitalization spectrum and also may invest in initial public offerings (“IPOs”). At certain times, based on the currently existing market environment, the Investment Manager may not believe it is able to find sufficient opportunities to invest in equity securities and/or take short positions in equity securities and may determine to tactically shift the Portfolio to invest substantially in money market instruments, such as short-term US Treasury securities and certificates of deposit.

A short sale involves the sale of a security that the Portfolio does not own in the expectation of purchasing the same security (or a security exchangeable therefor) at a later date and at a lower price and profiting from the price decline. Similarly, when taking short positions with respect to securities through investments in derivative instruments, the Investment Manager is expecting the value of such securities to fall during the period of the Portfolio’s investment exposure.

In addition, the Portfolio may, but is not required to, invest in exchange-traded open-end management investment companies (“ETFs”), enter into equity and currency swap agreements, and forward currency contracts; and purchase and sell options, including writing put and call options on securities (including ETFs), indexes and currencies, for hedging purposes or to seek to increase returns.

The Portfolio is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), which means that it may invest a relatively high percentage of its assets in a limited number of issuers, when compared to a diversified fund.

Principal Investment Risks

The value of your investment in the Portfolio will fluctuate, which means you could lose money.

Short Position Risk. Short positions may involve substantial risks. If a short position appreciates in value during the period of the Portfolio’s investment, there will be a loss to the Portfolio that could be substantial. Short positions involve more risk than long positions because the maximum sustainable loss on a security purchased is limited to the amount paid for the security plus the transaction costs. However, the Portfolio’s potential loss on a short position is unlimited because,

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theoretically, there is no limit to the potential price increase of a security.

Derivatives and Hedging Risk. Derivatives transactions, including those entered into for hedging purposes (i.e., seeking to protect Portfolio investments), may increase volatility, reduce returns, limit gains or magnify losses, perhaps substantially, particularly since most derivatives have a leverage component that provides investment exposure in excess of the amount invested. Over-the-counter swap agreements, forward currency contracts, over-the-counter options on securities (including options on ETFs), indexes and currencies and other over-the-counter derivatives transactions are subject to the risk of default by the counterparty and can be illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. These derivatives transactions, as well as the exchange-traded options in which the Portfolio may invest, are subject to many of the risks of, and can be highly sensitive to changes in the value of, the related security, index, commodity, interest rate, currency or other reference asset. As such, a small investment could have a potentially large impact on the Portfolio’s performance. In fact, many derivatives may be subject to greater risks than those associated with investing directly in the underlying or other reference asset. Derivatives transactions incur costs, either explicitly or implicitly, which reduce returns, and costs of engaging in such transactions may outweigh any gains or any losses averted from hedging activities. Successful use of derivatives, whether for hedging or for other investment purposes, is subject to the Investment Manager’s ability to predict correctly movements in the direction of the relevant reference asset or market and, for hedging activities, correlation of the derivative instruments used with the investments seeking to be hedged. Use of derivatives transactions, even when entered into for hedging purposes, may cause the Portfolio to experience losses greater than if the Portfolio had not engaged in such transactions.

Counterparty Credit Risk. The Portfolio’s investment strategy is dependent on counterparties to its securities borrowing transactions in connection with short sales of securities and counterparties to derivatives transactions. Transactions with such counterparties are subject to the risk of default by a counterparty, which could result in a loss of Portfolio assets used as collateral or the loss of monies owed to the Portfolio by a counterparty.

Leverage Risk. The use of leverage, which the Portfolio’s strategy entails, may magnify the Portfolio’s gains or losses.

Market Risk. Market risks, including political, regulatory, market and economic developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value of the Portfolio’s investments. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Portfolio.

Market Direction Risk. Since the Portfolio will typically hold both long and short positions, an investment in the Portfolio will involve market risks associated with different types of investment decisions than those made for a typical “long only” fund. The Portfolio’s results will suffer both when there is a general market advance and the Portfolio holds significant “short” positions, or when there is a general market decline and the Portfolio holds significant “long” positions. In recent years, the markets have shown considerable volatility from day to day and even in intra-day trading.

Issuer Risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets or factors unrelated to the issuer’s value, such as investor perception.

Value Investing Risk. The Portfolio invests in stocks believed by the Investment Manager to be undervalued, but that may not realize their perceived value for extended periods of time or may never realize their perceived value. The stocks in which the Portfolio invests may respond differently to market and other developments than other types of stocks.

Large Cap Companies Risk. Investments in large cap companies may underperform other segments of the market when such other segments are in favor or

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because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.

Small and Mid Cap Companies Risk. Small and mid cap companies carry additional risks because their earnings tend to be less predictable, their share prices more volatile and their securities less liquid than larger, more established companies. The shares of small and mid cap companies tend to trade less frequently than those of larger companies, which can have an adverse effect on the pricing of these securities and on the ability to sell these securities when the Investment Manager deems it appropriate.

Non-US Securities Risk. The Portfolio’s performance will be influenced by political, social and economic factors affecting the non-US countries and companies in which the Portfolio invests. Non-US securities carry special risks, such as less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. Emerging market countries can generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries.

Foreign Currency Risk. Investments denominated in currencies other than US dollars may experience a decline in value, in US dollar terms, due solely to fluctuations in currency exchange rates. The Investment Manager does not intend to actively hedge the Portfolio’s foreign currency exposure.

Non-Diversification Risk. The Portfolio’s NAV may be more vulnerable to changes in the market value of a single issuer or group of issuers and may be relatively more susceptible to adverse effects from any single corporate, industry, economic, market, political or regulatory occurrence than if the Portfolio’s investments consisted of securities issued by a larger number of issuers.

IPO Shares Risk. The prices of securities purchased in IPOs can be very volatile. The effect of IPOs on the Portfolio’s performance depends on a variety of factors, including the number of IPOs the Portfolio invests in relative to the size of the Portfolio and whether and to what extent a security purchased in an IPO appreciates or depreciates in value. As the Portfolio’s asset base increases, IPOs may have a diminished effect on the Portfolio’s performance.

ETF Risk. Shares of ETFs may trade at prices that vary from their NAVs, sometimes significantly. The shares of ETFs may trade at prices at, below or above their most recent NAV. In addition, the performance of an ETF pursuing a passive index-based strategy may diverge from the performance of the index. The Portfolio’s investments in ETFs are subject to the risks of such ETF’s investments, as well as to the general risks of investing in ETFs. Portfolio shares will bear not only the Portfolio’s management fees and operating expenses, but also their proportional share of the management fees and operating expenses of the ETFs in which the Portfolio invests. The Portfolio may be limited by the 1940 Act in the amount of its assets that may be invested in ETFs and unless an ETF has received an exemptive order from the Securities and Exchange Commission on which the Portfolio may rely or an exemption is available.

High Portfolio Turnover Risk. The Portfolio’s investment strategy may involve high portfolio turnover (such as 100% or more). A portfolio turnover rate of 100%, for example, is equivalent to the Portfolio buying and selling all of its securities once during the course of the year. A high portfolio turnover rate could result in high transaction costs and an increase in taxable capital gains distributions to the Portfolio’s shareholders, which will reduce returns to shareholders.

Securities Selection Risk. Securities and other investments selected by the Investment Manager for the Portfolio may not perform to expectations. This could result in the Portfolio’s underperformance compared to other funds with similar investment objectives or strategies.

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Performance Bar Chart and Table
Year-by-Year Total Returns for Institutional Shares
As of 12/31

The accompanying bar chart and table provide some indication of the risks of investing in Lazard Fundamental Long/Short Portfolio by showing the Portfolio’s year-by-year performance and its average annual performance compared to that of a broad measure of market performance. The bar chart shows how the performance of the Portfolio’s Institutional Shares has varied from year to year. Updated performance information is available at www.lazardassetmanagement.com or by calling (800) 823-6300. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.

Best Quarter: Q4 14 11.47% Worst Quarter: Q1 16 –4.63%

Average Annual Total Returns
(for the periods ended December 31, 2017)

After-tax returns are shown only for Institutional Shares. After-tax returns of the Portfolio’s other share classes will vary. After-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

	Inception Date	1 Year	Since Inception

Institutional Shares:	4/30/14

Returns Before Taxes		5.67%	4.51%

Returns After Taxes on Distributions		5.67%	4.31%

Returns After Taxes on Distributions and Sale of Portfolio Shares		3.21%	3.40%

Open Shares (Returns Before Taxes)	4/30/14	5.43%	4.24%

S&P 500 Index (reflects no deduction for fees, expenses or taxes)		21.83%	12.36%

HFRX Equity Hedge Index (reflects no deduction for fees, expenses or taxes)		10.06%	2.46%

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Management

Investment Manager

Lazard Asset Management LLC

Portfolio Managers/Analysts

Dmitri Batsev, portfolio manager/analyst on the Investment Manager’s Fundamental Long/Short team, has been with the Portfolio since April 2014.

Jerry Liu, portfolio manager/analyst on the Investment Manager’s Fundamental Long/Short teams, has been with the Portfolio since April 2014.

Martin Flood, portfolio manager/analyst on various of the Investment Manager’s US Equity teams and the Global Equity Select and Fundamental Long/Short teams, has been with the Portfolio since April 2014.

Purchase and Sale of Portfolio Shares

The initial investment minimums are:

Institutional Shares*	$100,000

Open Shares*	$2,500

*

Unless the investor is a client of a securities dealer or other institution which has made an aggregate minimum initial purchase for its clients of at least $100,000 for Institutional Shares or $2,500 for Open Shares.

The subsequent investment minimum is $50 for Institutional Shares and Open Shares.

Portfolio shares are redeemable through the Fund’s transfer agent, DST Asset Manager Solutions, Inc., on any business day by telephone, mail or overnight delivery. Clients of financial intermediaries may be subject to the intermediaries’ procedures.

Tax Information

All dividends and short-term capital gains distributions are generally taxable to you as ordinary income, and long-term capital gains are generally taxable as such, whether you receive the distribution in cash or reinvest it in additional shares.

Financial Intermediary Compensation
Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and/or the Investment Manager and its affiliates may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Lazard Asset Management LLC • 30 Rockefeller Plaza • New York, NY 10112 • www.lazardassetmanagement.com